Available-for-Sale Securities - Available-for-Sale Securities Debt Maturities Market Value (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due within one year	$ 569,395
1 to 2 years	105,538
2 to 3 years	90,240
3 to 4 years	9,549
Thereafter	5,660
Fair Value	$ 780,382	$ 801,682